Schedule of Investments (unaudited)	iShares® Self-Driving EV and Tech ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.4%
Allkem Ltd.(a)	1,608,089	$9,826,533
ARB Corp. Ltd.	53,042	989,784
Pilbara Minerals Ltd.(b)	5,313,530	12,481,457
Vulcan Energy Resources Ltd.(a)(b)	533,514	705,407
		24,003,181
China — 20.5%
BYD Co. Ltd., Class H(b)	502,500	15,281,078
Ganfeng Lithium Co. Ltd., Class H(c)	1,791,080	6,433,152
Li Auto Inc.(a)	1,046,800	17,705,187
XPeng Inc.(a)	3,753,300	27,274,387
		66,693,804
France — 6.0%
Faurecia SE(a)	109,616	1,847,100
Renault SA	442,529	15,525,784
Valeo	158,772	2,097,869
		19,470,753
Germany — 1.9%
Continental AG	76,572	4,999,306
Vitesco Technologies Group AG(a)	12,090	1,182,473
		6,181,779
Israel — 0.1%
Innoviz Technologies Ltd.(a)(b)	91,306	136,959

Japan — 1.8%
GS Yuasa Corp.	368,300	5,941,821

South Korea — 10.2%
Chunbo Co. Ltd.	21,416	1,576,845
Hyundai Mobis Co. Ltd.	45,200	6,999,887
LG Energy Solution(a)	34,880	9,999,002
Samsung SDI Co. Ltd.	28,684	9,082,348
SK IE Technology Co. Ltd.(a)(c)	130,249	5,743,318
		33,401,400
Sweden — 3.3%
Hexagon AB, Class B	1,318,900	10,748,546

Switzerland — 4.3%
ABB Ltd., Registered	419,892	14,107,409

Taiwan — 0.8%
Advanced Energy Solution Holding Co. Ltd.	140,000	2,665,794

United Kingdom — 0.7%
Polestar Automotive Holding U.K. PLC, Class A(a)(b)	1,184,921	2,381,691

United States — 34.9%
Adient PLC(a)	65,345	2,201,473
Aptiv PLC(a)	167,660	14,619,952
Aurora Innovation Inc., Class A(a)	221,284	387,247
Autoliv Inc.	60,691	5,562,330
Blink Charging Co.(a)(b)	243,098	578,573
Canoo Inc.(a)(b)	2,080,326	570,217
ChargePoint Holdings Inc., Class A(a)(b)	1,260,182	3,200,862
CTS Corp.	21,856	817,633
EVgo Inc., Class A(a)	447,173	923,412
Fisker Inc., Class A(a)(b)	943,057	4,243,757
Gentex Corp.	165,241	4,739,112
Security	Shares	Value

United States (continued)
Gentherm Inc.(a)	23,055	$927,272
Lear Corp.	41,739	5,416,053
Livent Corp.(a)(b)	626,817	9,145,260
Lucid Group Inc.(a)(b)	2,380,006	9,805,625
Luminar Technologies Inc., Class A(a)(b)	160,928	510,142
Methode Electronics Inc.	23,803	544,375
Microvast Holdings Inc.(a)(b)	837,493	1,030,116
Nikola Corp.(a)(b)	2,599,184	2,807,119
QuantumScape Corp., Class A(a)(b)	1,301,759	6,795,182
Rivian Automotive Inc., Class A(a)	1,084,809	17,595,602
Sensata Technologies Holding PLC.	107,469	3,426,112
Solid Power Inc.(a)(b)	566,779	748,148
Stoneridge Inc.(a)	18,744	304,965
Tesla Inc.(a)(b)	73,412	14,744,066
Visteon Corp.(a)	19,880	2,288,784
		113,933,389

Total Common Stocks — 91.9%
(Cost: $379,584,507)		299,666,526

Preferred Stocks

Germany — 7.6%
Porsche Automobil Holding SE, Preference Shares, NVS	270,412	12,103,127
Volkswagen AG, Preference Shares, NVS	120,499	12,778,999
		24,882,126
Total Preferred Stocks — 7.6%
(Cost: $34,391,693)		24,882,126
Total Long-Term Investments — 99.5%
(Cost: $413,976,200)		324,548,652

Short-Term Securities

Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	37,889,321	37,904,477
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	210,000	210,000

Total Short-Term Securities — 11.7%
(Cost: $38,111,036)		38,114,477

Total Investments — 111.2%
(Cost: $452,087,236)		362,663,129

Liabilities in Excess of Other Assets — (11.2)%		(36,459,288)

Net Assets — 100.0%		$326,203,841

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Self-Driving EV and Tech ETF
October 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$93,121,617	$—		$(55,224,387	)(a)	$6,304	$943	$37,904,477	37,889,321	$1,087,945	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	30,000	(a)	—		—	—	210,000	210,000	3,342		—
						$6,304	$943	$38,114,477		$1,091,287		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	12	12/15/23	$518	$(13,659)
S&P 500 E-Mini Index	4	12/15/23	842	(37,835)
				$(51,494)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Self-Driving EV and Tech ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$116,452,039	$183,214,487	$—	$299,666,526
Preferred Stocks	—	24,882,126	—	24,882,126
Short-Term Securities
Money Market Funds	38,114,477	—	—	38,114,477
	$154,566,516	$208,096,613	$—	$362,663,129
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(37,835)	$(13,659)	$—	$(51,494)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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